INCOME TAXES - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets	$ 144,175	$ 93,660
Benefit (expense) to statement of earnings	(6,601)	37,439
Acquired from Jerritt Canyon		13,076
Charge to equity	(1,458)
Re-class to liabilities held-for-sale	(531)
Deferred tax assets	135,585	144,175
Deferred tax liabilities
Deferred tax liabilities	220,754	72,745
Expense (Benefit) to statement of earnings	(9,979)	18,329
Reclassed to current income taxes payable	(606)	1,549
Acquired from Jerritt Canyon		123,578
Benefit to equity		9,843
Translation and other	(393)	(2,192)
Re-class to liabilities held-for-sale	(8,785)
Deferred tax liabilities	200,991	220,754
Statements Of Financial Position Presentation [Abstract]
Net deferred tax assets	57,062	74,257
Deferred tax liabilities	122,468	150,836
Deferred tax (assets) liabilities	65,406	76,579
Losses [Member]
Deferred tax assets
Deferred tax assets	187,270	147,799
Benefit (expense) to statement of earnings	(5,451)	29,196
Acquired from Jerritt Canyon		10,275
Re-class to liabilities held-for-sale	(34,189)
Deferred tax assets	147,630	187,270
Provisions [Member]
Deferred tax assets
Deferred tax assets	41,743	25,276
Benefit (expense) to statement of earnings	3,217	16,467
Acquired from Jerritt Canyon		0
Re-class to liabilities held-for-sale	(2,283)
Deferred tax assets	42,677	41,743
Deferred tax asset not recognized [Member]
Deferred tax assets
Deferred tax assets	(101,607)	(88,716)
Benefit (expense) to statement of earnings	(5,449)	(12,891)
Acquired from Jerritt Canyon		0
Re-class to liabilities held-for-sale	36,340
Deferred tax assets	(70,716)	(101,607)
Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	16,769	9,301
Benefit (expense) to statement of earnings	1,082	4,667
Acquired from Jerritt Canyon		2,801
Charge to equity	(1,458)
Re-class to liabilities held-for-sale	(399)
Deferred tax assets	15,994	16,769
Property, plant and equipment and mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities	192,648	56,884
Expense (Benefit) to statement of earnings	(4,884)	12,186
Reclassed to current income taxes payable		0
Acquired from Jerritt Canyon		123,578
Benefit to equity		0
Translation and other		0
Re-class to liabilities held-for-sale	(8,773)
Deferred tax liabilities	178,991	192,648
Effect of Mexican tax deconsolidation [Member]
Deferred tax liabilities
Deferred tax liabilities	606	2,071
Expense (Benefit) to statement of earnings		84
Reclassed to current income taxes payable	(606)	1,549
Acquired from Jerritt Canyon		0
Benefit to equity		0
Translation and other		0
Deferred tax liabilities	0	606
Other deferred tax liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities	27,500	13,790
Expense (Benefit) to statement of earnings	(5,095)	6,059
Reclassed to current income taxes payable		0
Acquired from Jerritt Canyon		0
Benefit to equity		9,843
Translation and other	(393)	(2,192)
Re-class to liabilities held-for-sale	(12)
Deferred tax liabilities	$ 22,000	$ 27,500